Putnam Dynamic Risk Allocation Fund
The fund's portfolio
2/28/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.3%)
Government National Mortgage Association Pass-Through Certificates 3.00%, TBA, 3/1/51	$1,000,000	$1,040,313

		1,040,313
U.S. Government Agency Mortgage Obligations (12.6%)
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	56,840	63,648
4.00%, 5/1/49	445,145	479,130
Uniform Mortgage-Backed Securities
6.00%, TBA, 3/1/51	1,000,000	1,124,453
3.50%, TBA, 3/1/51	1,000,000	1,059,844
2.50%, TBA, 3/1/51	3,000,000	3,098,438
2.00%, TBA, 3/1/51	2,000,000	2,010,938
1.50%, TBA, 3/1/51	2,000,000	1,956,719

		9,793,170

Total U.S. government and agency mortgage obligations (cost $10,925,404)		$10,833,483

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.00%, 4/30/24(i)	$116,000	$122,910

Total U.S. treasury obligations (cost $122,910)		$122,910

COMMON STOCKS (11.8%)(a)
	Shares	Value
Basic materials (1.3%)
Anglo American PLC (United Kingdom)	2,799	$107,695
BHP Billiton, Ltd. (Australia)	438	16,558
BHP Group PLC (United Kingdom)	2,150	67,954
Compagnie De Saint-Gobain (France)(NON)	1,992	106,724
Covestro AG (Germany)	1,509	109,200
CRH PLC (Ireland)	1,562	67,483
Eiffage SA (France)(NON)	425	43,652
Fortescue Metals Group, Ltd. (Australia)	4,549	84,390
HOCHTIEF AG (Germany)	220	19,580
ICL Group, Ltd. (Israel)	4,417	25,370
Koninklijke DSM NV (Netherlands)	182	29,946
LafargeHolcim, Ltd. (Switzerland)	1,374	75,746
Nitto Denko Corp. (Japan)	500	42,638
Rio Tinto PLC (United Kingdom)	1,838	158,842
Shin-Etsu Chemical Co., Ltd. (Japan)	400	65,106
Stora Enso OYJ (Finland)	351	6,911

		1,027,795
Capital goods (0.7%)
ACS Actividades de Construccion y Servicios SA (Spain)	638	19,498
Airbus SE (France)(NON)	114	13,185
Atlas Copco AB Class A (Sweden)	293	16,723
Daikin Industries, Ltd. (Japan)	400	77,752
Faurecia SA (France)(NON)	854	44,092
Hitachi, Ltd. (Japan)	800	36,595
Koito Manufacturing Co., Ltd. (Japan)	1,000	66,607
Legrand SA (France)	1,073	93,083
Obayashi Corp. (Japan)	2,800	23,982
Sandvik AB (Sweden)(NON)	4,267	114,521
Stanley Electric Co., Ltd. (Japan)	900	26,638

		532,676
Communication services (0.5%)
BT Group PLC (United Kingdom)(NON)	13,220	22,750
Deutsche Telekom AG (Germany)	6,811	123,276
KDDI Corp. (Japan)	3,200	98,766
Koninklijke KPN NV (Netherlands)	17,300	56,515
Nippon Telegraph & Telephone Corp. (Japan)	2,300	59,509

		360,816
Consumer cyclicals (2.1%)
Adecco Group AG (Switzerland)	875	54,891
adidas AG (Germany)(NON)	27	9,373
Berkeley Group Holdings PLC (The) (United Kingdom)	452	25,435
Bollore SA (France)	1,937	9,265
Brambles, Ltd. (Australia)	5,712	43,511
CK Hutchison Holdings, Ltd. (Hong Kong)	5,000	37,775
Compagnie Generale des Etablissements Michelin SCA (France)	205	29,610
Daito Trust Construction Co., Ltd. (Japan)	300	33,238
Daiwa House Industry Co., Ltd. (Japan)	2,100	59,161
Evolution Gaming Group LB (Sweden)	484	60,254
Galaxy Entertainment Group, Ltd. (Hong Kong)	3,000	27,422
Genting Bhd (Singapore)	35,400	22,699
Hermes International (France)	104	115,565
Industria de Diseno Textil SA (Inditex) (Spain)	3,322	109,424
Knorr-Bremse AG (Germany)	469	59,674
LVMH Moet Hennessy Louis Vuitton SA (France)	14	8,865
Nintendo Co., Ltd. (Japan)	200	121,488
Nitori Holdings Co., Ltd. (Japan)	400	74,581
Pandora A/S (Denmark)	449	43,533
Porsche Automobil Holding SE (Preference) (Germany)	716	57,325
Ryohin Keikaku Co., Ltd. (Japan)	800	17,997
Sands China, Ltd. (Hong Kong)(NON)	16,800	78,624
Sony Corp. (Japan)	1,400	146,048
Stellantis NV (Italy)(NON)	6,811	110,316
Taylor Wimpey PLC (United Kingdom)	14,559	31,965
Volkswagen AG (Preference) (Germany)	107	22,315
Volvo AB (Sweden)(NON)	4,465	114,014
Wesfarmers, Ltd. (Australia)	2,835	107,412

		1,631,780
Consumer staples (1.4%)
Auto Trader Group PLC (United Kingdom)(NON)	3,028	23,165
British American Tobacco PLC (United Kingdom)	375	13,000
Carlsberg A/S Class B (Denmark)	575	90,435
Coca-Cola European Partners PLC (United Kingdom)	500	25,475
Coca-Cola HBC AG (Switzerland)	1,300	40,531
Coles Group, Ltd. (Australia)	2,139	25,231
Ferguson PLC (United Kingdom)	900	105,448
Imperial Brands PLC (United Kingdom)	5,156	95,731
ITOCHU Corp. (Japan)	3,900	115,908
Koninklijke Ahold Delhaize NV (Netherlands)	2,855	75,226
L'Oreal SA (France)	403	146,934
Nestle SA (Switzerland)	1,530	159,772
NH Foods, Ltd. (Japan)	600	25,245
Sundrug Co., Ltd. (Japan)	700	26,268
Unilever PLC (United Kingdom)	568	29,520
WH Group, Ltd. (Hong Kong)	72,000	64,607
Woolworths Group, Ltd. (Australia)	2,365	71,698

		1,134,194
Energy (0.5%)
Equinor ASA (Norway)	5,605	106,202
OMV AG (Austria)	431	20,728
Royal Dutch Shell PLC Class B (United Kingdom)	9,672	187,479
Santos, Ltd. (Australia)	2,269	12,623
TOTAL SA (France)	827	38,312

		365,344
Financials (2.2%)
3i Group PLC (United Kingdom)	3,799	58,420
Allianz SE (Germany)	637	153,897
Aviva PLC (United Kingdom)	19,265	97,097
Banco Bilbao Vizcaya Argenta (Spain)	18,594	103,180
Bank Leumi Le-Israel BM (Israel)	7,757	46,752
BOC Hong Kong Holdings, Ltd. (Hong Kong)	13,500	44,905
CK Asset Holdings, Ltd. (Hong Kong)	14,500	85,152
Credit Agricole SA (France)(NON)	5,587	78,257
DBS Group Holdings, Ltd. (Singapore)	5,900	117,876
Deutsche Boerse AG (Germany)	367	59,962
Direct Line Insurance Group PLC (United Kingdom)	9,701	43,315
Gjensidige Forsikring ASA (Norway)	909	20,873
Goodman Group (Australia)(R)	7,070	90,087
Hargreaves Lansdown PLC (United Kingdom)	736	15,483
Henderson Land Development Co., Ltd. (Hong Kong)	6,600	28,675
Israel Discount Bank, Ltd. Class A (Israel)	7,212	26,452
Nomura Holdings, Inc. (Japan)	19,000	110,298
Partners Group Holding AG (Switzerland)	87	104,192
Persimmon PLC (United Kingdom)	684	24,671
Skandinaviska Enskilda Banken AB (Sweden)(NON)	4,974	57,236
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,200	112,335
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,400	45,995
Sumitomo Realty & Development Co., Ltd. (Japan)	500	17,215
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	48,192
Swedbank AB Class A (Sweden)	518	9,059
Swiss Life Holding AG (Switzerland)	46	22,866
United Overseas Bank, Ltd. (Singapore)	3,000	55,527
Zurich Insurance Group AG (Switzerland)	80	32,621

		1,710,590
Health care (1.3%)
Chugai Pharmaceutical Co., Ltd. (Japan)	700	31,278
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	723	15,280
GlaxoSmithKline PLC (United Kingdom)	2,553	42,346
Hikma Pharmaceuticals PLC (United Kingdom)	1,291	40,150
Kobayashi Pharmaceutical Co., Ltd. (Japan)	200	18,875
M3, Inc. (Japan)	500	39,519
Novartis AG (Switzerland)	2,305	198,096
Novo Nordisk A/S Class B (Denmark)	2,151	153,029
Olympus Corp. (Japan)	800	16,736
Ono Pharmaceutical Co., Ltd. (Japan)	2,600	69,857
Roche Holding AG (Switzerland)	609	199,071
Sartorius Stedim Biotech (France)	131	57,211
Shionogi & Co., Ltd. (Japan)	1,100	55,859
Sonic Healthcare, Ltd. (Australia)	2,046	49,952
Sonova Holding AG (Switzerland)	130	33,261

		1,020,520
Technology (1.0%)
ASML Holding NV (Netherlands)	76	42,792
Brother Industries, Ltd. (Japan)	1,300	25,526
Capgemini SE (France)	478	76,552
Check Point Software Technologies, Ltd. (Israel)(NON)	200	22,048
Fujitsu, Ltd. (Japan)	300	43,229
Hoya Corp. (Japan)	1,000	113,514
Itochu Techno-Solutions Corp. (Japan)	400	12,271
Kakaku.com, Inc. (Japan)	700	22,196
Lasertec Corp. (Japan)	200	24,335
Logitech International SA (Switzerland)	438	46,636
Nexon Co., Ltd. (Japan)	1,300	40,978
Nomura Research Institute, Ltd. (Japan)	2,500	77,630
Omron Corp. (Japan)	600	48,295
Otsuka Corp. (Japan)	800	37,150
Sartorius AG (Preference) (Germany)	52	26,710
SMC Corp. (Japan)	100	59,008
TDK Corp. (Japan)	100	14,297
Tokyo Electron, Ltd. (Japan)	200	81,711

		814,878
Transportation (0.4%)
A. P. Moeller-Maersck A/S (Denmark)	13	27,906
Aena SME SA (Spain)(NON)	235	39,935
Aurizon Holdings, Ltd. (Australia)	19,988	58,597
Deutsche Post AG (Germany)	2,384	118,004
Nippon Express Co., Ltd. (Japan)	300	22,290
Yamato Holdings Co., Ltd. (Japan)	1,200	31,544

		298,276
Utilities and power (0.4%)
AGL Energy, Ltd. (Australia)	4,241	30,577
CLP Holdings, Ltd. (Hong Kong)	3,000	29,260
E.ON SE (Germany)	1,903	19,388
Electricite De France SA (France)	4,098	48,664
Enel SpA (Italy)	8,362	79,147
Eni SpA (Italy)	3,761	42,982
Glow Energy PCL (Thailand)(F)	400	—
Tokyo Gas Co., Ltd. (Japan)	1,400	28,921

		278,939

Total common stocks (cost $7,504,408)		$9,175,808

CORPORATE BONDS AND NOTES (9.8%)(a)
	Principal amount	Value
Basic materials (0.6%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$10,000	$10,771
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	21,000	22,403
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	48,000	55,350
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	25,000	27,151
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	25,000	26,594
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	26,000	26,859
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	8,000	8,066
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	8,000	8,879
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	29,000	32,232
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	40,000	45,066
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	16,000	18,423
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	45,000	45,563
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	5,000	6,455
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	12,000	13,564
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	8,000	8,479
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	14,000	16,182
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	5,000	5,041
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	8,000	7,983
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	10,000	10,978
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	30,000	30,981
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	11,000	15,271
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	13,984

		456,275
Capital goods (0.3%)
American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 4/1/25	30,000	30,903
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	22,000	23,494
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	13,000	12,937
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	27,000	31,203
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	15,000	18,679
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	8,000	9,786
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	18,000	20,358
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	12,000	13,924
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	20,000	21,712
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	21,000	24,034
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	3,000	3,156
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	5,000	5,120
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	3,000	3,444

		218,750
Communication services (0.9%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	8,000	8,617
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	30,000	31,525
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	8,000	9,116
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	22,000	25,053
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	94,000	85,315
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	39,000	37,374
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	13,000	14,195
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	29,000	38,608
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	24,000	27,924
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	14,000	15,795
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	3,000	3,144
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	29,000	41,898
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25	16,000	17,385
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	3,000	3,274
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	21,000	19,324
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	8,000	8,838
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	8,000	8,853
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	14,000	15,500
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	16,000	17,635
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	6,000	9,078
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	19,000	20,091
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	26,000	27,834
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	5,000	5,325
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	15,000	16,472
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	38,000	41,858
T-Mobile USA, Inc. 144A company guaranty sr. sub. bonds 2.25%, 11/15/31	15,000	14,406
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	12,000	15,321
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	10,000	11,742
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	66,000	76,458
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	45,000	46,969

		714,927
Consumer cyclicals (1.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	8,000	8,730
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	6,000	6,279
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	32,000	35,351
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	24,000	24,806
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	68,000	69,243
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	2,000	2,264
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	5,000	5,073
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	42,000	42,019
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	8,000	8,753
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	33,000	35,547
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	8,000	10,339
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	21,000	23,276
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	7,000	7,752
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	3,000	3,272
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	21,000	21,813
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	3,000	3,222
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	17,000	18,879
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	5,000	5,850
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	80,000	89,800
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	59,000	69,286
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	10,000	11,575
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30	15,000	16,996
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	8,000	9,217
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	6,000	4,967
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	25,000	27,709
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	2,000	2,354
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	3,000	2,818
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	9,000	9,732
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	60,000	62,325
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	53,000	54,723
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	23,000	26,173
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	18,000	19,008
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	4,000	4,465
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	18,000	29,879

		773,495
Consumer staples (0.5%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	19,000	21,024
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	10,000	12,892
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	12,000	14,127
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	17,000	20,314
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	62,000	91,368
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	19,000	25,693
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	17,000	19,992
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	21,000	23,680
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	6,000	6,455
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	25,000	27,052
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	4,000	4,346
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	65,000	67,356
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23	6,000	6,206
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	40,000	44,891

		385,396
Energy (1.0%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	40,000	46,555
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	28,000	28,063
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27	28,000	31,455
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	6,000	6,357
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	15,000	15,773
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	24,000	26,924
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	10,000	10,464
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	36,000	31,725
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	7,000	8,045
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	12,000	12,360
Energy Transfer Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22	3,000	3,114
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	15,000	15,619
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	124,000	124,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	45,000	51,300
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	45,000	48,636
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	5,000	5,584
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)	110,000	4,125
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	10,000	9,500
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	82,000	79,007
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	24,000	25,079
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	9,000	10,066
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	12,000	13,911
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	34,000	36,613
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	16,000	17,478
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	117,000	117,887
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	25,000	25,875

		805,515
Financials (3.1%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	43,000	48,175
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	33,000	33,868
American Express Co. sr. unsec. notes 2.65%, 12/2/22	35,000	36,405
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	1,000	1,462
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	40,000	42,631
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	49,000	54,329
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	12,000	12,080
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	26,000	28,458
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	47,000	47,157
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	4,000	4,472
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	40,000	41,097
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	8,000	8,201
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	25,000	23,971
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	5,000	5,021
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	5,000	4,752
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	32,000	34,325
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	15,000	17,440
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	54,000	61,425
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, 2/18/51	35,000	34,825
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	26,000	28,867
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	10,000	11,188
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	35,000	36,281
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	21,000	24,140
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	22,000	25,179
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	26,000	28,699
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	33,000	38,251
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	19,000	21,769
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	37,000	41,172
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	42,000	46,510
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	12,000	12,000
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	9,000	10,330
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22	45,000	47,196
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	54,000	60,139
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	30,000	31,023
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	22,000	23,510
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	23,000	21,477
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	13,000	12,269
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	5,000	5,420
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	25,000	25,500
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.194%, 5/15/47	66,000	56,265
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	84,000	96,370
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	11,000	11,431
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	70,000	74,345
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	8,000	9,926
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	76,000	76,974
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	25,000	30,714
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	54,000	60,391
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21	25,000	25,526
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	125,000	131,321
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	28,000	29,999
New York Life Global Funding 144A notes 1.10%, 5/5/23	110,000	111,668
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22	11,000	11,309
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	3,000	3,054
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	2,000	2,073
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)	2,000	2,057
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	14,000	16,189
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	27,000	31,502
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	19,000	21,062
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	20,000	20,750
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	4,000	4,079
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	18,000	18,600
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	200,000	203,130
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	200,000	207,600
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	22,000	24,118
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, 1/26/51	15,000	14,942
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	6,000	7,054
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	22,000	21,566
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	15,000	15,028

		2,430,057
Health care (0.8%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	56,000	60,245
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25 (acquired 5/12/20, cost $7,515)(RES)	7,000	7,687
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	22,000	27,382
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	32,000	33,955
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	11,000	11,541
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31	15,000	14,585
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	70,000	73,872
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22	45,000	46,897
Bristol-Myers Squibb Co. sr. unsec. notes 2.25%, 8/15/21	35,000	35,320
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30	25,000	23,893
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	10,000	11,145
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.90%, 2/15/22	32,000	33,057
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	18,000	19,359
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	18,000	21,758
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	6,000	6,381
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	6,000	6,281
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	18,000	20,258
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	10,000	12,645
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	15,000	17,004
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	27,000	32,091
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	14,000	15,442
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	10,000	10,555
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	5,000	4,906
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	41,000	46,720
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	22,000	21,911
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	14,000	14,390
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	14,000	15,819
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	20,000	19,623

		664,722
Technology (1.1%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	9,000	7,495
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	9,000	10,059
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	8,000	9,703
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	50,000	50,238
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23	40,000	40,345
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	12,000	14,755
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	34,000	39,270
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	32,000	34,230
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	50,000	54,928
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	10,000	9,722
Cisco Systems, Inc./California sr. unsec. unsub. bonds 5.90%, 2/15/39	3,000	4,342
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26	14,000	14,961
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	7,000	10,610
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	22,000	24,650
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	7,000	8,137
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	20,000	22,838
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	23,000	24,827
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	88,000	102,630
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	10,000	10,183
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	82,000	82,425
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	51,000	52,167
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	12,000	13,229
Oracle Corp. sr. unsec. unsub. notes 3.625%, 7/15/23	40,000	43,087
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	41,000	43,811
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	22,000	22,786
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21	35,000	35,262
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	38,000	43,108
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	9,000	8,318

		838,116
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	8,000	8,740
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	7,000	7,595

		16,335
Utilities and power (0.5%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	30,000	29,293
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	19,000	21,827
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	6,000	6,687
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	19,000	20,661
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	3,000	4,404
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	14,000	15,700
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	15,000	16,031
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	6,000	6,609
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	17,000	19,325
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	30,000	32,380
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	14,000	15,185
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30	15,000	16,792
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	14,000	16,421
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	20,000	20,960
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	27,000	28,281
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	32,000	35,429
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	12,000	13,003
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	30,000	33,482
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	3,000	2,972
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	9,000	9,962
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	9,000	9,667

		375,071

Total corporate bonds and notes (cost $7,304,502)		$7,678,659

MORTGAGE-BACKED SECURITIES (5.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.838%, 3/15/41	$73,529	$15,012
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 6/20/43	169,504	35,260
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	90,148	17,286
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	185,063	16,047
Ser. 17-H22, Class EI, IO, 2.785%, 10/20/67(WAC)	257,574	21,301
Ser. 15-H26, Class DI, IO, 1.879%, 10/20/65(WAC)	250,777	20,478

		125,384
Commercial mortgage-backed securities (3.1%)
BANK
FRB Ser. 17-BNK8, Class B, 3.927%, 11/15/50(WAC)	25,000	27,698
Ser. 19-BN24, Class AS, 3.283%, 11/15/62(WAC)	26,000	28,080
Ser. 19-BN23, Class AS, 3.203%, 12/15/52	15,000	16,047
Barclays Commercial Mortgage Trust Ser. 19-C3, Class B, 4.096%, 5/15/52	21,000	22,473
Benchmark Mortgage Trust Ser. 18-B8, Class AS, 4.532%, 1/15/52(WAC)	25,000	29,227
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	18,000	19,773
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	35,000	38,231
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.109%, 11/10/46(WAC)	17,000	17,455
Ser. 13-GC11, Class B, 3.732%, 4/10/46(WAC)	31,000	32,510
FRB Ser. 14-GC19, Class XA, IO, 1.137%, 3/10/47(WAC)	953,646	27,305
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	13,000	13,781
FRB Ser. 12-GC8, Class XA, IO, 1.741%, 9/10/45(WAC)	578,319	10,357
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.535%, 12/10/44(WAC)	33,000	28,084
FRB Ser. 13-CR13, Class C, 4.885%, 11/10/46(WAC)	43,000	46,870
FRB Ser. 14-CR17, Class C, 4.783%, 5/10/47(WAC)	37,000	39,714
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	24,000	26,160
FRB Ser. 14-UBS6, Class C, 4.446%, 12/10/47(WAC)	51,000	54,278
Ser. 14-UBS3, Class B, 4.313%, 6/10/47	16,000	17,120
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	35,000	38,194
3.829%, 2/10/48(WAC)	39,000	41,816
FRB Ser. 14-LC15, Class XA, IO, 1.086%, 4/10/47(WAC)	1,389,682	38,073
FRB Ser. 13-CR11, Class XA, IO, 0.919%, 8/10/50(WAC)	623,241	12,613
FRB Ser. 14-UBS6, Class XA, IO, 0.886%, 12/10/47(WAC)	1,245,741	31,639
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.357%, 12/15/49(WAC)	125,000	107,903
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.336%, 8/10/44(WAC)	100,000	96,332
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K108, Class X1, IO, 1.69%, 3/25/30(WAC)	127,000	17,018
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.523%, 1/25/30(WAC)	230,863	27,244
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class XAM, IO, 1.384%, 1/25/30(WAC)	159,000	17,355
Multifamily Structured Pass-Through Certificates FRB Ser. K114, Class XAM, IO, 1.342%, 6/25/30(WAC)	374,000	41,336
Multifamily Structured Pass-Through Certificates FRB Ser. K115, Class X1, IO, 1.328%, 6/25/30(WAC)	309,936	31,706
Multifamily Structured Pass-Through Certificates FRB Ser. K121, Class X1, IO, 1.029%, 10/25/30(WAC)	281,916	23,531
Multifamily Structured Pass-Through Certificates FRB Ser. KW01, Class X1, IO, 0.968%, 1/25/26(WAC)	385,783	15,377
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.76%, 9/25/27(WAC)	348,798	15,569
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.362%, 12/25/28(WAC)	801,601	21,993
GS Mortgage Securities Trust
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	25,000	27,300
Ser. 13-GC12, Class B, 3.777%, 6/10/46(WAC)	19,000	19,870
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	23,000	25,177
Ser. 19-GC40, Class AS, 3.412%, 7/10/52	29,000	31,805
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	23,000	24,698
FRB Ser. 14-GC22, Class XA, IO, 0.979%, 6/10/47(WAC)	1,691,634	33,670
GS Mortgage Securities Trust 144A
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	18,000	18,434
FRB Ser. 13-GC14, Class B, 4.743%, 8/10/46(WAC)	23,000	24,734
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.553%, 9/15/47(WAC)	86,000	80,520
Ser. 14-C19, Class B, 4.394%, 4/15/47(WAC)	16,000	17,120
Ser. 15-C29, Class B, 4.118%, 5/15/48(WAC)	35,000	36,631
FRB Ser. 13-C12, Class B, 4.099%, 7/15/45(WAC)	22,000	22,847
FRB Ser. 14-C22, Class XA, IO, 0.829%, 9/15/47(WAC)	3,021,690	75,091
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-C16, Class AS, 4.517%, 12/15/46	18,000	19,504
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.184%, 4/20/48(WAC)	147,000	151,554
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.05%, 2/15/47(WAC)	23,000	24,844
FRB Ser. 14-C17, Class C, 4.483%, 8/15/47(WAC)	44,000	44,025
FRB Ser. 15-C24, Class B, 4.343%, 5/15/48(WAC)	18,000	19,262
Ser. 14-C16, Class AS, 4.094%, 6/15/47	18,000	19,191
Ser. 14-C15, Class A4, 4.051%, 4/15/47	19,000	20,731
Ser. 13-C8, Class B, 3.559%, 12/15/48(WAC)	21,000	21,749
Ser. 12-C6, Class AS, 3.476%, 11/15/45	19,000	19,576
FRB Ser. 14-C17, Class XA, IO, 1.078%, 8/15/47(WAC)	473,525	11,697
FRB Ser. 13-C12, Class XA, IO, 0.587%, 10/15/46(WAC)	671,855	8,444
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.674%, 8/15/45(WAC)	28,000	28,152
Morgan Stanley Capital I Trust Ser. 16-BNK2, Class AS, 3.282%, 11/15/49	16,000	17,157
Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.418%, 3/15/45(WAC)	100,000	90,180
FRB Ser. 11-C3, Class B, 5.244%, 7/15/49(WAC)	35,000	35,344
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class D, 4.889%, 5/10/63(WAC)	48,000	30,483
Wells Fargo Commercial Mortgage Trust
Ser. 18-C48, Class B, 4.904%, 1/15/52(WAC)	14,000	16,220
Ser. 18-C46, Class B, 4.633%, 8/15/51	16,000	18,423
FRB Ser. 13-LC12, Class C, 4.274%, 7/15/46(WAC)	45,000	40,736
Ser. 19-C49, Class AS, 4.244%, 3/15/52	29,000	33,134
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57(WAC)	15,000	16,453
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	33,000	35,843
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	48,000	51,010
FRB Ser. 13-C11, Class C, 4.199%, 3/15/45(WAC)	45,000	46,772
Ser. 13-C12, Class AS, 3.56%, 3/15/48	15,000	15,704
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.579%, 4/15/45(WAC)	25,000	25,331
FRB Ser. 11-C3, Class D, 5.575%, 3/15/44(WAC)	47,000	28,245
FRB Ser. 11-C5, Class XA, IO, 1.671%, 11/15/44(WAC)	813,133	2,234
FRB Ser. 12-C10, Class XA, IO, 1.52%, 12/15/45(WAC)	758,013	15,031

		2,417,788
Residential mortgage-backed securities (non-agency) (2.1%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.881%, 5/25/35(WAC)	29,655	30,847
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.318%, 6/25/46	129,331	116,848
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 0.328%, 4/25/47	20,216	14,949
Ellington Financial Mortgage Trust 144A Ser. 20-1, Class A1, 2.006%, 5/25/65(WAC)	74,496	75,693
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.68%, 7/25/28	197,426	206,947
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.768%, 10/25/28	173,116	180,595
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.768%, 1/25/49	8,867	8,922
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.518%, 2/25/47	10,000	10,063
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.468%, 2/25/49	7,239	7,248
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.018%, 1/25/50	17,000	16,941
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.068%, 8/25/28	19,367	20,586
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.868%, 8/25/28	124,175	131,594
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.118%, 9/25/28	78,529	82,654
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.818%, 4/25/28	104,186	110,589
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.13%, 7/25/25	14,294	14,545
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.018%, 11/25/24	13,632	14,040
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.568%, 1/25/29	19,599	20,411
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.468%, 5/25/29	5,533	5,754
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.368%, 1/25/29	45,655	47,459
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.13%, 5/25/25	5,332	5,409
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 3.768%, 9/25/29	44,765	45,963
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.668%, 7/25/29	20,848	21,489
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.918%, 2/25/30	22,836	23,069
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.73%, 5/25/24	21,255	20,848
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.368%, 7/25/30	7,247	7,257
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 2.318%, 8/25/30	24,675	24,675
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.318%, 1/25/30	1,273	1,278
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.368%, 7/25/29	10,000	10,002
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.28%, 11/25/39	27,738	27,515
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 0.358%, 5/25/47	21,504	16,368
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.798%, 2/25/35(WAC)	13,484	13,900
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.956%, 8/26/47(WAC)	80,000	76,930
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.018%, 11/25/34	13,377	13,383
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.968%, 5/25/47	99,222	82,771
Towd Point Mortgage Trust 144A Ser. 14-1, Class A2, 3.25%, 10/25/53(WAC)	72,789	73,317
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.085%, 9/25/35(WAC)	14,510	14,573
FRB Ser. 05-AR12, Class 1A8, 2.913%, 10/25/35(WAC)	62,189	61,004

		1,656,436

Total mortgage-backed securities (cost $4,338,699)		$4,199,608

COMMODITY LINKED NOTES (3.3%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	$2,090,000	$2,556,672

Total commodity Linked Notes (cost $2,090,000)		$2,556,672

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.9%)(a)
		Principal amount	Value
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		$117,000	$131,771
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		200,000	229,000
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	100,000	127,259
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$83,000	97,007
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)		10,000	13,700
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)		42,000	43,659
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		30,000	30,371
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		20,000	30,925
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		51,000	4,909
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		82,000	7,893

Total foreign government and agency bonds and notes (cost $680,246)			$716,494

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.088%, 7/25/24	$34,000	$34,020
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.018%, 10/25/53	25,000	25,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.918%, 11/25/53	25,000	25,000
MRA Issuance Trust 144A
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	38,000	38,185
FRB Ser. 21-5, Class A1X, (1 Month US LIBOR + 1.75%), zero %, 7/26/21	38,000	38,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.865%, 9/7/21	40,000	40,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.615%, 10/10/21	38,000	38,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.485%, 12/10/21	38,000	38,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.268%, 6/25/51	39,000	39,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.945%, 3/24/21	86,000	86,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.779%, 1/26/54	28,000	28,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.718%, 1/25/46	64,156	62,906

Total asset-backed securities (cost $492,898)		$492,111

SHORT-TERM INVESTMENTS (66.7%)(a)
		Principal amount/ shares	Value
ABN AMRO Funding USA, LLC commercial paper 0.200%, 8/2/21		$500,000	$499,211
Atlantic Asset Securitization, LLC asset backed commercial paper 0.180%, 5/19/21		500,000	499,820
Barclays Bank PLC CCP asset backed commercial paper 0.120%, 3/19/21		500,000	499,959
Bedford Row Funding Corp. asset backed commercial paper 0.220%, 3/30/21		500,000	499,942
BPCE SA commercial paper 0.230%, 3/19/21		500,000	499,971
Chariot Funding, LLC asset backed commercial paper 0.150%, 6/17/21		500,000	499,749
CHARTA, LLC asset backed commercial paper 0.170%, 4/19/21		500,000	499,908
DNB Bank ASA commercial paper 0.165%, 6/24/21		500,000	499,759
Federal Home Loan Banks discount notes commercial paper 0.090%, 6/18/21		500,000	499,924
FMS Wertmanagement commercial paper 0.220%, 3/26/21		500,000	499,969
Interest in $455,804,000 joint tri-party repurchase agreement dated 2/26/2021 with Citigroup Global Markets, Inc. due 3/1/2021 - maturity value of $14,937,025 for an effective yield of 0.020% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 5.000% and due dates ranging from 8/1/2050 to 11/1/2050, valued at $464,920,081)		14,937,000	14,937,000
Liberty Street Funding, LLC asset backed commercial paper 0.130%, 5/27/21		500,000	499,874
Lloyds Bank PLC commercial paper 0.250%, 3/29/21		500,000	499,944
Manhattan Asset Funding Co., LLC asset backed commercial paper 0.100%, 3/24/21		500,000	499,949
Matchpoint Finance PLC asset backed commercial paper 0.210%, 3/2/21		500,000	499,995
Mitsubishi UFJ Trust & Banking Corp./NY commercial paper 0.200%, 8/5/21		500,000	499,616
Nationwide Building Society commercial paper 0.170%, 3/4/21		500,000	499,992
NRW.Bank commercial paper 0.140%, 4/26/21		500,000	499,894
Putnam Short Term Investment Fund Class P 0.12%(AFF)	Shares	19,123,995	19,123,995
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	110,000	110,000
Swedbank AB commercial paper 0.150%, 3/8/21		$500,000	499,988
Total Capital Canada, Ltd. commercial paper 0.180%, 4/6/21		500,000	499,943
U.S. Treasury Bills 0.088%, 4/15/21(SEG)(SEGSF)(SEGCCS)		2,500,000	2,499,875
U.S. Treasury Bills 0.088%, 5/6/21(SEGCCS)		143,000	142,990
U.S. Treasury Bills 0.078%, 3/25/21(SEG)		1,500,000	1,499,963
U.S. Treasury Bills 0.048%, 6/10/21(SEGSF)		1,000,000	999,874
U.S. Treasury Cash Management Bills 0.089%, 6/8/21(SEG)(SEGCCS)		1,200,000	1,199,869
U.S. Treasury Cash Management Bills 0.053%, 7/13/21(SEGSF)(SEGCCS)		1,000,000	999,888
UBS AG/London commercial paper 0.150%, 3/15/21		500,000	499,974
Westpac Banking Corp./New York, NY commercial paper 0.180%, 3/3/21		500,000	499,993

Total short-term investments (cost $52,010,409)			$52,010,828
TOTAL INVESTMENTS

Total investments (cost $85,469,476)			$87,786,573

	FORWARD CURRENCY CONTRACTS at 2/28/21 (aggregate face value $70,587,957) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/21/21	$32,707	$33,098	$391
		British Pound	Buy	3/17/21	1,957,053	1,892,902	64,151
		Canadian Dollar	Sell	4/21/21	114,892	115,342	450
		Euro	Sell	3/17/21	676,866	682,826	5,960
		Hong Kong Dollar	Sell	5/20/21	134,692	134,782	90
		Japanese Yen	Sell	5/19/21	572,309	581,116	8,807
		New Zealand Dollar	Sell	4/21/21	59,681	59,953	272
		Swedish Krona	Buy	3/17/21	206,977	208,914	(1,937)
		Swedish Krona	Sell	3/17/21	206,977	212,117	5,140
		Swiss Franc	Buy	3/17/21	422,866	432,755	(9,889)
		Swiss Franc	Sell	3/17/21	422,866	426,141	3,275
	Barclays Bank PLC
		Australian Dollar	Sell	4/21/21	118,132	121,517	3,385
		British Pound	Buy	3/17/21	160,510	155,597	4,913
		Canadian Dollar	Sell	4/21/21	101,611	102,032	421
		Euro	Sell	3/17/21	333,967	336,989	3,022
		Hong Kong Dollar	Sell	5/20/21	134,601	134,694	93
		Japanese Yen	Sell	5/19/21	117,083	118,861	1,778
		New Zealand Dollar	Sell	4/21/21	9,971	10,017	46
		Polish Zloty	Buy	3/17/21	148,066	150,783	(2,717)
		Polish Zloty	Sell	3/17/21	148,066	149,776	1,710
		Swedish Krona	Buy	3/17/21	133,267	136,583	(3,316)
		Swedish Krona	Sell	3/17/21	133,267	134,393	1,126
	Citibank, N.A.
		Australian Dollar	Buy	4/21/21	70,648	71,493	(845)
		British Pound	Buy	3/17/21	52,947	49,837	3,110
		Canadian Dollar	Buy	4/21/21	1,983,581	1,991,793	(8,212)
		Danish Krone	Buy	3/17/21	26,566	26,862	(296)
		Euro	Sell	3/17/21	993,936	1,002,685	8,749
		Japanese Yen	Sell	5/19/21	363,838	369,513	5,675
		New Zealand Dollar	Sell	4/21/21	53,611	55,631	2,020
		Swedish Krona	Buy	3/17/21	63,145	64,716	(1,571)
		Swedish Krona	Sell	3/17/21	63,145	63,671	526
	Credit Suisse International
		Australian Dollar	Buy	4/21/21	129,676	131,231	(1,555)
		British Pound	Sell	3/17/21	312,521	304,934	(7,587)
		Canadian Dollar	Buy	4/21/21	10,687	11,524	(837)
		Euro	Buy	3/17/21	14,122	13,494	628
		New Zealand Dollar	Buy	4/21/21	32,080	32,232	(152)
		Swiss Franc	Sell	3/17/21	90,072	92,866	2,794
	Goldman Sachs International
		Australian Dollar	Buy	4/21/21	627,522	636,868	(9,346)
		British Pound	Sell	3/17/21	154,102	157,741	3,639
		Canadian Dollar	Buy	4/21/21	636,308	638,216	(1,908)
		Euro	Buy	3/17/21	77,487	77,897	(410)
		Hong Kong Dollar	Buy	5/20/21	37,586	37,611	(25)
		Japanese Yen	Sell	5/19/21	1,618,992	1,640,815	21,823
		New Zealand Dollar	Sell	4/21/21	809,153	812,935	3,782
		Norwegian Krone	Sell	3/17/21	78,079	78,595	516
		Polish Zloty	Buy	3/17/21	148,066	149,793	(1,727)
		Swedish Krona	Buy	3/17/21	768,791	778,467	(9,676)
		Swedish Krona	Sell	3/17/21	768,791	784,789	15,998
		Swiss Franc	Sell	3/17/21	334,774	343,611	8,837
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/21/21	91,966	93,063	(1,097)
		British Pound	Buy	3/17/21	147,970	142,256	5,714
		Canadian Dollar	Sell	4/21/21	26,248	26,349	101
		Chinese Yuan (Offshore)	Buy	5/20/21	197,935	198,336	(401)
		Euro	Buy	3/17/21	6,007,908	6,069,442	(61,534)
		Hong Kong Dollar	Sell	5/20/21	150,732	150,831	99
		Japanese Yen	Sell	5/19/21	487,785	495,278	7,493
		New Zealand Dollar	Sell	4/21/21	95,156	95,589	433
		Norwegian Krone	Buy	3/17/21	53,237	53,056	181
		Norwegian Krone	Sell	3/17/21	53,237	55,010	1,773
		Swedish Krona	Buy	3/17/21	86,420	88,143	(1,723)
		Swedish Krona	Sell	3/17/21	86,420	87,077	657
		Swiss Franc	Sell	3/17/21	199,060	200,747	1,687
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	321,457	324,258	(2,801)
		British Pound	Sell	3/17/21	40,406	40,671	265
		Canadian Dollar	Sell	4/21/21	433,951	435,340	1,389
		Euro	Buy	3/17/21	5,977,855	6,031,522	(53,667)
		Japanese Yen	Buy	5/19/21	5,494,582	5,579,229	(84,647)
		New Zealand Dollar	Sell	4/21/21	249,848	251,037	1,189
		Norwegian Krone	Buy	3/17/21	242,451	246,614	(4,163)
		Singapore Dollar	Buy	5/19/21	600	600	—
		South Korean Won	Sell	5/20/21	265,955	268,602	2,647
		Swedish Krona	Sell	3/17/21	62,209	65,082	2,873
		Swiss Franc	Buy	3/17/21	622,037	630,182	(8,145)
		Swiss Franc	Sell	3/17/21	622,037	635,602	13,565
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/21/21	378,868	383,141	(4,273)
		British Pound	Sell	3/17/21	207,185	196,267	(10,918)
		Canadian Dollar	Buy	4/21/21	203,458	203,947	(489)
		Euro	Buy	3/17/21	3,745,091	3,756,882	(11,791)
		Japanese Yen	Sell	5/19/21	629,451	641,877	12,426
		New Zealand Dollar	Buy	4/21/21	229,473	230,530	(1,057)
		Norwegian Krone	Buy	3/17/21	81,171	82,886	(1,715)
		Norwegian Krone	Sell	3/17/21	81,171	82,281	1,110
		Swedish Krona	Buy	3/17/21	632,622	637,313	(4,691)
		Swiss Franc	Sell	3/17/21	243,712	267,318	23,606
	NatWest Markets PLC
		Australian Dollar	Buy	4/21/21	558,951	566,478	(7,527)
		British Pound	Sell	3/17/21	118,293	118,838	545
		Canadian Dollar	Sell	4/21/21	93,046	92,089	(957)
		Euro	Sell	3/17/21	1,052,231	1,061,680	9,449
		Hong Kong Dollar	Sell	5/20/21	261,337	261,510	173
		Japanese Yen	Sell	5/19/21	1,203,016	1,221,590	18,574
		New Zealand Dollar	Sell	4/21/21	448,831	449,419	588
		Norwegian Krone	Buy	3/17/21	80,963	81,223	(260)
		Norwegian Krone	Sell	3/17/21	80,963	79,654	(1,309)
		Swedish Krona	Buy	3/17/21	177,791	182,612	(4,821)
		Swedish Krona	Sell	3/17/21	177,791	180,890	3,099
		Swiss Franc	Buy	3/17/21	85,123	85,724	(601)
		Swiss Franc	Sell	3/17/21	85,123	87,428	2,305
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/21/21	352,548	360,007	7,459
		British Pound	Sell	3/17/21	1,129,562	1,112,942	(16,620)
		Canadian Dollar	Sell	4/21/21	685,031	680,196	(4,835)
		Chinese Yuan (Offshore)	Sell	5/20/21	200,895	201,278	383
		Danish Krone	Buy	3/17/21	164,350	165,638	(1,288)
		Danish Krone	Sell	3/17/21	164,350	167,499	3,149
		Euro	Sell	3/17/21	1,829,275	1,859,875	30,600
		Hong Kong Dollar	Sell	5/20/21	499,284	499,593	309
		Israeli Shekel	Buy	4/21/21	109,060	113,626	(4,566)
		Japanese Yen	Buy	5/19/21	4,238,271	4,307,535	(69,264)
		New Zealand Dollar	Sell	4/21/21	266,900	263,585	(3,315)
		Norwegian Krone	Buy	3/17/21	268,159	272,093	(3,934)
		Norwegian Krone	Sell	3/17/21	268,159	271,017	2,858
		Swedish Krona	Buy	3/17/21	31,448	26,781	4,667
		Swiss Franc	Sell	3/17/21	325,975	323,859	(2,116)
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/21/21	102,509	103,748	(1,239)
		British Pound	Sell	3/17/21	153,822	150,229	(3,593)
		Canadian Dollar	Sell	4/21/21	174,303	174,968	665
		Chinese Yuan (Offshore)	Sell	5/20/21	774,032	778,089	4,057
		Euro	Sell	3/17/21	720,679	723,895	3,216
		Hong Kong Dollar	Sell	5/20/21	17,820	17,831	11
		Japanese Yen	Buy	5/19/21	403,784	409,286	(5,502)
		New Zealand Dollar	Sell	4/21/21	33,742	33,898	156
		Norwegian Krone	Buy	3/17/21	246,119	246,710	(591)
		Swedish Krona	Buy	3/17/21	31,792	32,583	(791)
		Swedish Krona	Sell	3/17/21	31,792	32,060	268
		Swiss Franc	Sell	3/17/21	183,993	188,524	4,531
	UBS AG
		Australian Dollar	Buy	3/15/21	165,902	154,486	11,416
		Australian Dollar	Sell	3/15/21	165,902	155,585	(10,317)
		Australian Dollar	Buy	4/21/21	969,219	979,896	(10,677)
		British Pound	Sell	3/17/21	499,226	495,519	(3,707)
		Canadian Dollar	Buy	4/21/21	6,994	8,570	(1,576)
		Euro	Buy	3/17/21	785,734	789,334	(3,600)
		Hong Kong Dollar	Sell	5/20/21	42,048	42,090	42
		Japanese Yen	Buy	5/19/21	427,867	433,594	(5,727)
		New Zealand Dollar	Sell	4/21/21	444,568	446,088	1,520
		Norwegian Krone	Buy	3/17/21	261,308	265,285	(3,977)
		Swedish Krona	Buy	3/17/21	353,664	357,178	(3,514)
		Swedish Krona	Sell	3/17/21	353,664	363,416	9,752
		Swiss Franc	Buy	3/17/21	304,969	308,938	(3,969)
		Swiss Franc	Sell	3/17/21	304,969	312,923	7,954
	WestPac Banking Corp.
		Australian Dollar	Buy	4/21/21	148,223	149,329	(1,106)
		British Pound	Buy	3/17/21	590,627	577,352	13,275
		Canadian Dollar	Buy	4/21/21	213,124	214,139	(1,015)
		Euro	Sell	3/17/21	541,444	552,923	11,479
		Japanese Yen	Sell	5/19/21	435,868	442,572	6,704
		New Zealand Dollar	Sell	4/21/21	54,261	54,894	633

	Unrealized appreciation						420,172

	Unrealized (depreciation)						(497,432)

	Total						$(77,260)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	53	$5,821,421	$5,821,421	Jun-21	$(113,863)
Euro-Bobl 5 yr (Long)	16	2,590,897	2,590,899	Mar-21	(20,498)
Euro-BTP Italian Government Bond (Long)	26	4,699,271	4,699,273	Mar-21	(64,294)
Euro-Bund 10 yr (Long)	41	8,577,847	8,577,851	Mar-21	(190,205)
Euro-BUXL 30 yr (Long)	8	2,025,267	2,025,268	Mar-21	(124,340)
Euro-OAT 10 yr (Long)	30	5,915,594	5,915,597	Mar-21	(152,621)
Euro-Schatz 2 yr (Long)	16	2,165,419	2,165,421	Mar-21	(3,992)
Japanese Government Bond 10 yr (Long)	20	28,260,237	28,260,237	Mar-21	(251,155)
MSCI EAFE Index (Long)	13	1,409,764	1,406,600	Mar-21	(1,377)
MSCI EAFE Index (Short)	5	542,217	541,000	Mar-21	(17,305)
S&P 500 Index E-Mini (Short)	6	1,143,345	1,142,760	Mar-21	(971)
U.K. Gilt 10 yr (Long)	47	8,366,431	8,366,431	Jun-21	(97,071)
U.S. Treasury Bond 30 yr (Long)	2	318,438	318,438	Jun-21	(2,786)
U.S. Treasury Bond Ultra 30 yr (Long)	4	756,250	756,250	Jun-21	(3,853)
U.S. Treasury Note 2 yr (Long)	6	1,324,594	1,324,594	Jun-21	(1,138)
U.S. Treasury Note 2 yr (Short)	24	5,298,375	5,298,375	Jun-21	4,079
U.S. Treasury Note 5 yr (Long)	11	1,363,656	1,363,656	Jun-21	(11,111)
U.S. Treasury Note 10 yr (Long)	22	2,919,813	2,919,813	Jun-21	(37,175)
U.S. Treasury Note 10 yr (Short)	12	1,592,625	1,592,625	Jun-21	19,692
U.S. Treasury Note Ultra 10 yr (Long)	120	17,681,250	17,681,250	Jun-21	(191,536)

Unrealized appreciation					23,771

Unrealized (depreciation)					(1,285,291)

Total					$(1,261,520)

TBA SALE COMMITMENTS OUTSTANDING at 2/28/21 (proceeds receivable $4,025,625) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 2.00%, 3/1/51	$2,000,000	3/11/21	$2,010,937
Uniform Mortgage-Backed Securities, 1.50%, 3/1/51	2,000,000	3/11/21	1,956,719

Total			$3,967,656

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$440,000	$6	(E)	$418	3/17/23	0.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$424
		446,000	6	(E)	(422)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	(428)
		2,427,000	51,843	(E)	(3,896)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	47,948
		1,632,000	98,191	(E)	(12,325)	3/17/31	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	85,862
		226,000	13,598	(E)	1,966	3/17/31	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	(11,632)
		129,000	20,372	(E)	(6,207)	3/17/51	1.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	14,165
		98,000	15,476	(E)	4,965	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	(10,512)
		27,000	1,471		—	1/6/31	3 month USD-LIBOR-BBA — Quarterly	0.9305% — Semiannually	(1,442)
		310,000	13,202		(4)	1/11/31	1.059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,836
		215,000	69		(1)	1/11/23	3 month USD-LIBOR-BBA — Quarterly	0.2145% — Semiannually	(72)
		653,000	27,131		(9)	1/11/31	3 month USD-LIBOR-BBA — Quarterly	1.070% — Semiannually	(26,369)
		221,000	7,975		(3)	1/13/31	1.12792% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,704
		48,000	3,983		(2)	1/28/51	3 month USD-LIBOR-BBA — Quarterly	1.559% — Semiannually	(3,925)
		60,000	3,860		(2)	2/4/51	1.637% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,792
		109,000	3,500		(4)	2/10/51	1.7715% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,395
		607,000	7,997		(5)	2/11/26	3 month USD-LIBOR-BBA — Quarterly	0.589% — Semiannually	(7,864)
		2,227,000	1,497		(8)	2/11/23	0.2065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,458
		211,000	3,286		(3)	2/18/31	1.35468% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,192
		126,000	2,019		(2)	2/19/31	3 month USD-LIBOR-BBA — Quarterly	1.35001% — Semiannually	(1,970)
		126,000	1,931		(2)	2/19/31	3 month USD-LIBOR-BBA — Quarterly	1.35734% — Semiannually	(1,882)
		126,000	1,789		(2)	2/19/31	3 month USD-LIBOR-BBA — Quarterly	1.3692% — Semiannually	(1,739)
		126,000	1,869		(2)	2/19/31	3 month USD-LIBOR-BBA — Quarterly	1.36253% — Semiannually	(1,820)
		164,500	2,002		(2)	2/19/31	1.3905% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,932
		164,500	1,922		(2)	2/19/31	1.3956% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,852
		105,000	549		(4)	2/22/51	1.8835% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	500
		252,000	2,184		(2)	2/22/26	3 month USD-LIBOR-BBA — Quarterly	0.6875% — Semiannually	(2,151)
		1,926,000	16,232		(26)	2/24/31	1.431% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,718
		963,000	6,968		(13)	2/24/31	1.4435% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,709
		89,500	579		(1)	2/25/31	1.452% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	558
		89,500	581		(1)	2/25/31	1.4518% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	560
		775,000	6,050		(10)	2/25/31	1.438% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,871
		970,000	7,111		(13)	2/25/31	1.443% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,885
		965,000	6,200		(13)	2/25/31	1.4525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,974
		343,000	224		(1)	2/26/23	3 month USD-LIBOR-BBA — Quarterly	0.211% — Semiannually	(220)
		252,000	1,758		(3)	2/26/31	1.447% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,708
		134,500	292		(2)	3/2/31	1.533% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(294)
		134,500	311		(2)	3/2/31	1.53447% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(312)

	Total				$(15,645)				$156,411
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$4,385,828	$4,279,104	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$(105,589)
	4,391,894	4,283,997	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	107,941
	Barclays Bank PLC
	4,168	4,472	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	357
	119,617	126,164	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	8,242
	Citibank, N.A.
	17,075,947	16,559,119	—	1/13/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	(520,156)
	2,495,404	2,541,485	—	1/27/22	(1 month USD-LIBOR-BBA plus 0.36%) — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	45,048
	Goldman Sachs International
	1,677,802	1,566,492	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	(109,798)
	2,544,717	2,478,340	—	1/11/22	(1 month USD-LIBOR-BBA plus 0.38%) — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	(66,829)
	JPMorgan Chase Bank N.A.
	1,226,432	1,217,348	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.25%) — Monthly	MSCI Daily TR Net EAFE Index — Monthly	(9,336)
	2,042,411	1,954,255	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.45%) — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	(88,802)
	1,221,915	1,163,857	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	NASDAQ-100 Total Return Index — Monthly	(58,376)
	2,858,917	2,886,223	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 1000 Value Total Return Index — Monthly	26,562
	820,716	813,186	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 2000 Total Return Index — Monthly	(7,743)
	8,133,152	7,987,526	—	2/5/22	1 month USD-LIBOR-BBA plus 0.15% — Monthly	S&P 500 Total Return Index — Monthly	146,842
	JPMorgan Securities LLC
	119,617	126,164	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,242)

Upfront premium received			—	Unrealized appreciation			334,992

Upfront premium (paid)			—	Unrealized (depreciation)			(974,871)

		Total	$—			Total	$(639,879)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	2,150	$260,682	6.09%
Alphabet, Inc. Class A	Technology	102	205,963	4.81%
Amazon.com, Inc.	Consumer cyclicals	63	194,663	4.55%
Microsoft Corp.	Technology	606	140,777	3.29%
JPMorgan Chase & Co.	Financials	788	116,001	2.71%
NVIDIA Corp.	Technology	185	101,757	2.38%
Qualcomm, Inc.	Technology	610	83,115	1.94%
Verizon Communications, Inc.	Communication services	1,362	75,306	1.76%
Procter & Gamble Co. (The)	Consumer staples	608	75,148	1.76%
Adobe, Inc.	Technology	161	73,842	1.73%
Intuit, Inc.	Technology	187	73,088	1.71%
Ford Motor Co.	Consumer cyclicals	6,091	71,263	1.67%
Bristol-Myers Squibb Co.	Health care	1,068	65,492	1.53%
Citigroup, Inc.	Financials	976	64,330	1.50%
Cisco Systems, Inc./California	Technology	1,412	63,361	1.48%
Eli Lilly and Co.	Health care	307	62,837	1.47%
Lockheed Martin Corp.	Capital goods	176	58,150	1.36%
Medtronic PLC	Health care	480	56,135	1.31%
MetLife, Inc.	Financials	839	48,354	1.13%
Pinterest, Inc. Class A	Technology	592	47,682	1.11%
Honeywell International, Inc.	Capital goods	226	45,754	1.07%
Accenture PLC Class A	Technology	177	44,368	1.04%
Autodesk, Inc.	Technology	159	43,795	1.02%
DuPont de Nemours, Inc.	Basic materials	612	43,055	1.01%
Comcast Corp. Class A	Communication services	803	42,347	0.99%
eBay, Inc.	Technology	748	42,175	0.99%
Abbott Laboratories	Health care	342	41,018	0.96%
PepsiCo, Inc.	Consumer staples	317	40,987	0.96%
McDonald's Corp.	Consumer staples	181	37,373	0.87%
Morgan Stanley	Financials	480	36,891	0.86%
Activision Blizzard, Inc.	Technology	366	35,027	0.82%
Merck & Co., Inc.	Health care	469	34,084	0.80%
Simon Property Group, Inc.	Financials	287	32,412	0.76%
Cummins, Inc.	Capital goods	128	32,390	0.76%
Altria Group, Inc.	Consumer staples	738	32,172	0.75%
Fortinet, Inc.	Technology	190	32,057	0.75%
Edwards Lifesciences Corp.	Health care	385	32,014	0.75%
Halliburton Co.	Energy	1,462	31,914	0.75%
Southern Co. (The)	Utilities and power	552	31,305	0.73%
Cadence Design Systems, Inc.	Technology	204	28,834	0.67%
Johnson & Johnson	Health care	177	28,117	0.66%
Target Corp.	Consumer cyclicals	150	27,529	0.64%
Coca-Cola Co. (The)	Consumer staples	557	27,311	0.64%
Deere & Co.	Capital goods	78	27,251	0.64%
Best Buy Co., Inc.	Consumer cyclicals	270	27,136	0.63%
PayPal Holdings, Inc.	Consumer cyclicals	103	26,692	0.62%
Synchrony Financial	Financials	671	25,946	0.61%
Humana, Inc.	Health care	66	25,047	0.59%
Old Dominion Freight Line, Inc.	Transportation	115	24,764	0.58%
Ameriprise Financial, Inc.	Financials	108	23,951	0.56%

A BASKET (GSGLPHCL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Waters Corp.	Health care	265	$72,685	4.64%
Merck KGaA (Germany)	Health care	424	69,203	4.42%
Mettler-Toledo International, Inc.	Health care	62	68,878	4.40%
IQVIA Holdings, Inc.	Health care	351	67,736	4.32%
Agilent Technologies, Inc.	Technology	552	67,337	4.30%
PerkinElmer, Inc.	Health care	496	62,599	4.00%
Thermo Fisher Scientific, Inc.	Health care	138	62,119	3.97%
Illumina, Inc.	Health care	134	58,967	3.76%
Zoetis, Inc.	Health care	357	55,358	3.53%
Alexion Pharmaceuticals, Inc.	Health care	341	52,032	3.32%
Ipsen SA (France)	Health care	590	50,562	3.23%
Pfizer, Inc.	Health care	1,503	50,331	3.21%
Johnson & Johnson	Health care	295	46,753	2.98%
Merck & Co., Inc.	Health care	639	46,375	2.96%
AbbVie, Inc.	Health care	397	42,737	2.73%
Viatris, Inc.	Health care	2,827	41,988	2.68%
GlaxoSmithKline PLC (United Kingdom)	Health care	2,349	39,099	2.50%
Sanofi (France)	Health care	424	38,995	2.49%
Bayer AG (Germany)	Health care	599	36,413	2.32%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	2,278	35,980	2.30%
Sartorius Stedim Biotech (France)	Health care	80	35,188	2.25%
Perrigo Co. PLC	Health care	870	35,118	2.24%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	546	33,451	2.14%
Biogen, Inc.	Health care	121	32,956	2.10%
Bristol-Myers Squibb Co.	Health care	517	31,695	2.02%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	2,681	28,844	1.84%
CSL, Ltd. (Australia)	Health care	139	28,229	1.80%
AstraZeneca PLC (United Kingdom)	Health care	285	27,707	1.77%
Amgen, Inc.	Health care	110	24,693	1.58%
Gilead Sciences, Inc.	Health care	380	23,352	1.49%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	370	23,040	1.47%
Eli Lilly and Co.	Health care	107	21,869	1.40%
Galenica AG (Switzerland)	Health care	155	19,374	1.24%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	525	17,661	1.13%
Eisai Co., Ltd. (Japan)	Health care	212	14,550	0.93%
Galapagos NV (Belgium)	Health care	169	14,007	0.89%
Shionogi & Co., Ltd. (Japan)	Health care	252	12,800	0.82%
H Lundbeck A/S (Denmark)	Health care	326	12,488	0.80%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	384	11,990	0.77%
Astellas Pharma, Inc. (Japan)	Health care	615	9,660	0.62%
UCB SA (Belgium)	Health care	83	8,318	0.53%
Incyte Corp.	Health care	89	6,990	0.45%
Grifols SA (Spain)	Health care	242	6,111	0.39%
Eurofins Scientific (Luxembourg)	Health care	66	5,909	0.38%
Novartis AG (Switzerland)	Health care	47	4,044	0.26%
Regeneron Pharmaceuticals, Inc.	Health care	8	3,815	0.24%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	128	3,607	0.23%
Recordati SpA (Italy)	Health care	37	1,881	0.12%
Orion Oyj Class B (Finland)	Health care	38	1,570	0.10%
Vertex Pharmaceuticals, Inc.	Health care	7	1,382	0.09%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
	$677,000	$865	$(11)	2/25/31	2.28% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$(876)
	852,000	1,052	(14)	2/24/31	2.281% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,067)
	1,704,000	1,189	(30)	2/24/31	2.286% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,217)
	851,000	1,270	(14)	2/25/31	2.278% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,284)
	851,000	2,230	(14)	2/25/31	2.2675% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(2,244)

Total			$(83)				$(6,688)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	$1,695	$3,000	$506	11/18/54	500 bp — Monthly	$1,190
	CMBX NA BB.6 Index	B/P	4,734	33,000	14,233	5/11/63	500 bp — Monthly	(9,481)
	CMBX NA BB.7 Index	B+/P	1,633	32,000	11,648	1/17/47	500 bp — Monthly	(9,997)
	CMBX NA BBB-.7 Index	BB+/P	10	2,000	395	5/11/63	300 bp — Monthly	(384)
	Credit Suisse International
	CMBX NA A.7 Index	A-/P	294	8,000	537	1/17/47	200 bp — Monthly	(241)
	CMBX NA A.7 Index	A-/P	943	24,000	1,610	1/17/47	200 bp — Monthly	(662)
	CMBX NA A.7 Index	A-/P	1,040	25,000	1,678	1/17/47	200 bp — Monthly	(632)
	CMBX NA BB.7 Index	B+/P	936	7,000	2,548	1/17/47	500 bp — Monthly	(1,608)
	CMBX NA BBB-.6 Index	BB/P	1,128	12,000	2,966	5/11/63	300 bp — Monthly	(1,835)
	Goldman Sachs International
	CMBX NA A.6 Index	A-/P	152	3,000	202	5/11/63	200 bp — Monthly	(49)
	CMBX NA A.6 Index	A-/P	247	5,000	337	5/11/63	200 bp — Monthly	(88)
	CMBX NA A.6 Index	A-/P	783	13,000	875	5/11/63	200 bp — Monthly	(89)
	CMBX NA A.6 Index	A-/P	781	15,000	1,010	5/11/63	200 bp — Monthly	(226)
	CMBX NA A.6 Index	A-/P	1,323	26,000	1,750	5/11/63	200 bp — Monthly	(421)
	CMBX NA A.6 Index	A-/P	1,988	31,000	2,086	5/11/63	200 bp — Monthly	(91)
	CMBX NA A.6 Index	A-/P	1,224	39,000	2,625	5/11/63	200 bp — Monthly	(1,393)
	CMBX NA BBB-.6 Index	BB/P	109	1,000	247	5/11/63	300 bp — Monthly	(138)
	CMBX NA BBB-.6 Index	BB/P	317	4,000	989	5/11/63	300 bp — Monthly	(671)
	CMBX NA BBB-.6 Index	BB/P	1,056	9,000	2,225	5/11/63	300 bp — Monthly	(1,166)
	CMBX NA BBB-.6 Index	BB/P	613	9,000	2,225	5/11/63	300 bp — Monthly	(1,609)
	CMBX NA BBB-.6 Index	BB/P	1,266	15,000	3,708	5/11/63	300 bp — Monthly	(2,437)
	CMBX NA BBB-.6 Index	BB/P	1,941	23,000	5,686	5/11/63	300 bp — Monthly	(3,737)
	CMBX NA BBB-.6 Index	BB/P	4,261	35,000	8,652	5/11/63	300 bp — Monthly	(4,379)
	CMBX NA BBB-.6 Index	BB/P	5,939	79,000	19,529	5/11/63	300 bp — Monthly	(13,564)
	CMBX NA BBB-.6 Index	BB/P	8,253	88,000	21,754	5/11/63	300 bp — Monthly	(13,471)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	BB-/P	722	9,000	2,776	5/11/63	500 bp — Monthly	(2,048)
	CMBX NA BB.6 Index	B/P	5,663	11,000	4,744	5/11/63	500 bp — Monthly	925
	CMBX NA BBB-.6 Index	BB/P	25,896	81,000	20,023	5/11/63	300 bp — Monthly	5,900
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB/P	1,347	5,000	1,236	5/11/63	300 bp — Monthly	113
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B/P	1,473	6,000	2,588	5/11/63	500 bp — Monthly	(1,111)
	CMBX NA BB.6 Index	B/P	3,203	13,000	5,607	5/11/63	500 bp — Monthly	(2,396)
	CMBX NA BB.9 Index	B+/P	401	1,000	281	9/17/58	500 bp — Monthly	121

Upfront premium received			81,371		Unrealized appreciation			8,249

Upfront premium (paid)			—		Unrealized (depreciation)			(73,924)

	Total		$81,371				Total	$(65,675)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$3,000	$201	1/17/47	(200 bp) — Monthly	$178
	CMBX NA BB.10 Index	(417)	4,000	1,234	11/17/59	(500 bp) — Monthly	814
	CMBX NA BB.10 Index	(329)	3,000	925	11/17/59	(500 bp) — Monthly	595
	CMBX NA BB.11 Index	(1,684)	13,000	2,194	11/18/54	(500 bp) — Monthly	503
	CMBX NA BB.11 Index	(377)	4,000	675	11/18/54	(500 bp) — Monthly	296
	CMBX NA BB.11 Index	(51)	1,000	169	11/18/54	(500 bp) — Monthly	117
	CMBX NA BB.11 Index	(69)	1,000	169	11/18/54	(500 bp) — Monthly	99
	CMBX NA BB.11 Index	(52)	1,000	169	11/18/54	(500 bp) — Monthly	116
	CMBX NA BB.8 Index	(124)	965	329	10/17/57	(500 bp) — Monthly	204
	CMBX NA BB.9 Index	(3,819)	37,000	10,379	9/17/58	(500 bp) — Monthly	6,539
	CMBX NA BB.9 Index	(516)	8,000	2,244	9/17/58	(500 bp) — Monthly	1,723
	CMBX NA BB.9 Index	(202)	5,000	1,403	9/17/58	(500 bp) — Monthly	1,198
	CMBX NA BB.9 Index	(129)	2,000	561	9/17/58	(500 bp) — Monthly	431
	CMBX NA BB.9 Index	(39)	1,000	281	9/17/58	(500 bp) — Monthly	241
	CMBX NA BBB-.10 Index	(477)	2,000	237	11/17/59	(300 bp) — Monthly	(240)
	CMBX NA BBB-.10 Index	(492)	2,000	237	11/17/59	(300 bp) — Monthly	(255)
	CMBX NA BBB-.12 Index	(451)	2,000	141	8/17/61	(300 bp) — Monthly	(311)
	CMBX NA BBB-.12 Index	(204)	1,000	71	8/17/61	(300 bp) — Monthly	(134)
	CMBX NA BBB-.10 Index	(2,681)	9,000	1,068	11/17/59	(300 bp) — Monthly	(1,616)
	CMBX NA BBB-.12 Index	(8,516)	27,000	1,904	8/17/61	(300 bp) — Monthly	(6,622)
	CMBX NA BBB-.12 Index	(678)	4,000	282	8/17/61	(300 bp) — Monthly	(397)
	CMBX NA BBB-.12 Index	(1,002)	3,000	212	8/17/61	(300 bp) — Monthly	(792)
	CMBX NA BBB-.12 Index	(703)	2,000	141	8/17/61	(300 bp) — Monthly	(563)
	CMBX NA BBB-.12 Index	(190)	1,000	71	8/17/61	(300 bp) — Monthly	(120)
	CMBX NA BBB-.6 Index	(27,892)	438,000	108,274	5/11/63	(300 bp) — Monthly	80,237
	CMBX NA BBB-.9 Index	(710)	3,000	338	9/17/58	(300 bp) — Monthly	(373)
	Credit Suisse International
	CMBX NA BB.10 Index	(1,201)	9,000	2,776	11/17/59	(500 bp) — Monthly	1,570
	CMBX NA BB.10 Index	(1,070)	9,000	2,776	11/17/59	(500 bp) — Monthly	1,700
	CMBX NA BB.10 Index	(622)	5,000	1,542	11/17/59	(500 bp) — Monthly	918
	CMBX NA BB.7 Index	(1,112)	63,000	27,172	5/11/63	(500 bp) — Monthly	26,025
	CMBX NA BB.9 Index	(2,606)	26,000	7,293	9/17/58	(500 bp) — Monthly	4,672
	CMBX NA BBB-.7 Index	(78)	1,000	198	1/17/47	(300 bp) — Monthly	119
	Goldman Sachs International
	CMBX NA BB.7 Index	(303)	2,000	728	1/17/47	(500 bp) — Monthly	424
	CMBX NA A .6 Index	(464)	7,000	471	5/11/63	(200 bp) — Monthly	6
	CMBX NA BB.12 Index	(366)	1,000	149	8/17/61	(500 bp) — Monthly	(218)
	CMBX NA BB.7 Index	(6,904)	34,000	12,376	1/17/47	(500 bp) — Monthly	5,453
	CMBX NA BB.7 Index	(655)	4,000	1,456	1/17/47	(500 bp) — Monthly	798
	CMBX NA BB.9 Index	(39)	1,000	281	9/17/58	(500 bp) — Monthly	241
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(1,138)	54,000	3,623	1/17/47	(200 bp) — Monthly	2,473
	CMBX NA BB.11 Index	(3,272)	6,000	1,013	11/18/54	(500 bp) — Monthly	(2,263)
	CMBX NA BB.12 Index	(5,492)	10,000	1,489	8/17/61	(500 bp) — Monthly	(4,009)
	CMBX NA BB.17 Index	(14,690)	30,000	10,920	1/17/47	(500 bp) — Monthly	(3,786)
	CMBX NA BBB-.10 Index	(330)	2,000	237	11/17/59	(300 bp) — Monthly	(93)
	CMBX NA BBB-.12 Index	(408)	2,000	141	8/17/61	(300 bp) — Monthly	(267)
	CMBX NA BBB-.12 Index	(464)	2,000	141	8/17/61	(300 bp) — Monthly	(323)
	CMBX NA BBB-.10 Index	(845)	3,000	356	11/17/59	(300 bp) — Monthly	(490)
	CMBX NA BBB-.10 Index	(894)	3,000	356	11/17/59	(300 bp) — Monthly	(539)
	CMBX NA BBB-.12 Index	(995)	3,000	212	8/17/61	(300 bp) — Monthly	(785)
	CMBX NA BBB-.12 Index	(349)	1,000	71	8/17/61	(300 bp) — Monthly	(279)
	CMBX NA BBB-.7 Index	(235)	1,000	198	1/17/47	(300 bp) — Monthly	(38)
	Merrill Lynch International
	CMBX NA BB.10 Index	(455)	8,000	2,467	11/17/59	(500 bp) — Monthly	2,008
	CMBX NA BB.11 Index	(1,483)	3,000	506	11/18/54	(500 bp) — Monthly	(978)
	CMBX NA BB.9 Index	(39)	1,000	281	9/17/58	(500 bp) — Monthly	241
	CMBX NA BBB-.10 Index	(1,083)	5,000	594	11/17/59	(300 bp) — Monthly	(492)
	CMBX NA BBB-.9 Index	(556)	3,000	338	9/17/58	(300 bp) — Monthly	(219)
	CMBX NA BBB-.9 Index	(371)	2,000	225	9/17/58	(300 bp) — Monthly	(146)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(420)	4,000	1,234	11/17/59	(500 bp) — Monthly	812
	CMBX NA BB.12 Index	(1,200)	2,000	298	8/17/61	(500 bp) — Monthly	(903)
	CMBX NA BB.12 Index	(71)	1,000	149	8/17/61	(500 bp) — Monthly	78
	CMBX NA BB.7 Index	(578)	3,000	1,092	1/17/47	(500 bp) — Monthly	512
	CMBX NA BB.8 Index	(494)	965	329	10/17/57	(500 bp) — Monthly	(166)
	CMBX NA BB.9 Index	(40)	1,000	281	9/17/58	(500 bp) — Monthly	240
	CMBX NA BB.9 Index	(39)	1,000	281	9/17/58	(500 bp) — Monthly	241
	CMBX NA BBB-.10 Index	(731)	3,000	356	11/17/59	(300 bp) — Monthly	(376)
	CMBX NA BBB-.10 Index	(434)	2,000	237	11/17/59	(300 bp) — Monthly	(197)
	CMBX NA BBB-.10 Index	(120)	1,000	119	11/17/59	(300 bp) — Monthly	(1)
	CMBX NA BBB-.10 Index	(216)	1,000	119	11/17/59	(300 bp) — Monthly	(98)
	CMBX NA BBB-.10 Index	(230)	1,000	119	11/17/59	(300 bp) — Monthly	(111)
	CMBX NA BBB-.10 Index	(237)	1,000	119	11/17/59	(300 bp) — Monthly	(118)
	CMBX NA BBB-.12 Index	(2,562)	11,000	776	8/17/61	(300 bp) — Monthly	(1,790)
	CMBX NA BBB-.12 Index	(417)	2,000	141	8/17/61	(300 bp) — Monthly	(277)
	CMBX NA BBB-.12 Index	(227)	1,000	71	8/17/61	(300 bp) — Monthly	(157)
	CMBX NA BBB-.12 Index	(412)	2,000	141	8/17/61	(300 bp) — Monthly	(272)

Upfront premium received		—			Unrealized appreciation		141,822

Upfront premium (paid)		(108,773)			Unrealized (depreciation)		(30,814)

	Total	$(108,773)				Total	$111,008
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	NA HY Series 35 Index	B+/P	$(103,878)	$2,532,000	$207,786	12/20/25	500 bp — Quarterly	$128,524
	NA IG Series 35 Index	BBB+/P	(15,583)	750,000	15,548	12/20/25	100 bp — Quarterly	1,423

	Total		$(119,461)					$129,947
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/21 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized depreciation
	EM Series 34 Index	$(318,685)	$4,364,000	$181,988	12/20/25	(100 bp) — Quarterly	$(145,183)

	Total	$(318,685)					$(145,183)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
EUR	Euro
	Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2020 through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $78,012,960.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $7,687, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*	$357,650	$865,730	$1,223,380	$269	$—
	Putnam Short Term Investment Fund**	5,127,490	22,673,869	8,677,364	25,722	19,123,995

	Total Short-term investments	$5,485,140	$23,539,599	$9,900,744	$25,991	$19,123,995
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $2,899,956.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $553,928.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $880,865.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $11,105,419 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.0%
	United Kingdom	4.0
	Japan	3.3
	Germany	2.1
	France	1.7
	Canada	1.5
	Switzerland	1.3
	Australia	1.3
	Sweden	1.0
	Norway	0.7
	Ireland	0.6
	Hong Kong	0.5
	Other	3.0

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $15,235,740 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to generate additional income for the portfolio.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $928,724 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $553,928 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$208,692	$819,103	$—
Capital goods	231,574	301,102	—
Communication services	158,275	202,541	—
Consumer cyclicals	880,272	751,508	—
Consumer staples	354,432	779,762	—
Energy	33,351	331,993	—
Financials	756,257	954,333	—
Health care	297,356	723,164	—
Technology	622,188	192,690	—
Transportation	112,431	185,845	—
Utilities and power	88,758	190,181	—

Total common stocks	3,743,586	5,432,222	—
Asset-backed securities	—	492,111	—
Commodity linked notes	—	2,556,672	—
Corporate bonds and notes	—	7,678,659	—
Foreign government and agency bonds and notes	—	716,494
Mortgage-backed securities	—	4,199,608	—
U.S. government and agency mortgage obligations	—	10,833,483	—
U.S. treasury obligations	—	122,910	—
Short-term investments	110,000	51,900,828	—

Totals by level	$3,853,586	$83,932,987	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(77,260)	$—
Futures contracts	(1,261,520)	—	—
TBA sale commitments	—	(3,967,656)	—
Interest rate swap contracts	—	172,056	—
Total return swap contracts	—	(646,484)	—
Credit default contracts	—	495,645	—

Totals by level	$(1,261,520)	$(4,023,699)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	600
Forward currency contracts (contract amount)	$74,100,000
Centrally cleared interest rate swap contracts (notional)	$21,500,000
OTC total return swap contracts (notional)	$30,200,000
Centrally cleared total return swap contracts (notional)	$11,600,000
OTC credit default contracts (notional)	$2,000,000
Centrally cleared credit default contracts (notional)	$9,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com